Marketable Securities	6 Months Ended
Jun. 30, 2026
Marketable Securities [Abstract]
Marketable securities

Note 4. Marketable securities

Marketable securities consisted of the following:

	As of June 30, 2026
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(Unaudited)
Corporate bond	$91,620	$21	$(252)	$91,389
Agency bond	59,284	1	(323)	58,962
Treasury bills	24,423	—	(53)	24,370
US Government bond	77,451	27	(301)	77,177
Commercial paper	5,809	—	—	5,809
Total	$258,587	$49	$(929)	$257,707

	As of December 31, 2025
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Corporate bond	$87,587	$250	$(16)	$87,821
Agency bond	47,390	25	(36)	47,379
Treasury bills	28,392	19	(2)	28,409
US Government bond	80,890	196	(2)	81,084
Commercial paper	4,810	—	—	4,810
Total	$249,069	$490	$(56)	$249,503

As of June 30, 2026 and December 31, 2025, no continuous unrealized losses for twelve months or greater were identified.

The following table summarizes the Company’s marketable securities by contractual maturities:

	June 30, 2026	December 31, 2025
	(Unaudited)
Due in 1 year or less	$154,522	$151,544
Due in 1 year through 2 years	103,185	97,959
Total	$257,707	$249,503